Segment data (Segment Operating Results and Assets) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Net revenues
Sales to external customers	¥ 29,379,510	¥ 27,597,193	¥ 28,403,118
Total net revenues	29,379,510	27,597,193	28,403,118
Operating expenses	26,979,648	25,602,821	25,549,147
Operating income	2,399,862	1,994,372	2,853,971
Assets	50,308,249	48,750,186	47,427,597
Investment in equity method investees	3,162,711	2,845,422	2,631,389
Depreciation expenses	1,734,033	1,610,950	1,625,837
Capital expenditure	3,598,707	3,541,437	4,059,216
Inter-segment Elimination
Net revenues
Inter-segment sales and transfers	(681,556)	(629,306)	(647,909)
Total net revenues	(681,556)	(629,306)	(647,909)
Operating expenses	(683,925)	(626,950)	(647,149)
Operating income	2,369	(2,356)	(760)
Assets	8,019,941	7,915,579	8,179,682
Investment in equity method investees	96,415	90,193	78,776
Capital expenditure	(11,667)	12,014	(10,010)
Automotive | Operating Segments
Net revenues
Sales to external customers	26,347,229	25,032,229	25,923,813
Inter-segment sales and transfers	50,711	49,618	53,603
Total net revenues	26,397,940	25,081,847	25,977,416
Operating expenses	24,386,805	23,388,874	23,528,418
Operating income	2,011,135	1,692,973	2,448,998
Assets	17,054,209	16,156,496	15,621,757
Investment in equity method investees	3,054,583	2,745,437	2,532,644
Depreciation expenses	976,735	912,797	900,434
Capital expenditure	1,381,122	1,293,564	1,389,289
Financial Services | Operating Segments
Net revenues
Sales to external customers	1,959,234	1,783,697	1,854,007
Inter-segment sales and transfers	57,774	39,903	42,217
Total net revenues	2,017,008	1,823,600	1,896,224
Operating expenses	1,731,462	1,601,172	1,556,998
Operating income	285,546	222,428	339,226
Assets	23,055,981	22,507,613	21,709,010
Investment in equity method investees	11,713	9,792	9,168
Depreciation expenses	723,061	671,155	697,991
Capital expenditure	2,166,805	2,182,149	2,638,111
All Other | Operating Segments
Net revenues
Sales to external customers	1,073,047	781,267	625,298
Inter-segment sales and transfers	573,071	539,785	552,089
Total net revenues	1,646,118	1,321,052	1,177,387
Operating expenses	1,545,306	1,239,725	1,110,880
Operating income	100,812	81,327	66,507
Assets	2,178,118	2,170,498	1,917,148
Investment in equity method investees			10,801
Depreciation expenses	34,237	26,998	27,412
Capital expenditure	¥ 62,447	¥ 53,710	¥ 41,826